Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data
The following tables summarize quarterly financial data for the years ended December 31, 2015 and 2014 (in thousands, except per unit amounts) as retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.

	2015 Quarter Ended (a)
	March 31	June 30	September 30	December 31
Operating revenues – related party	$41,886	$60,245	$62,037	$79,456
Operating income	4,439	24,838	21,703	43,882
Net income	4,075	23,504	20,264	40,878
Net income attributable to partners	22,121	33,662	31,428	44,667
Limited partners’ interest in net income	21,269	32,305	29,816	42,419
Net income per limited partner unit –
basic and diluted:
Common units	0.37	0.54	0.51	0.69
Subordinated units	0.36	0.54	0.49	0.66

	2014 Quarter Ended (b)
	March 31	June 30	September 30	December 31
Operating revenues – related party	$29,489	$31,843	$33,666	$34,182
Operating loss	(4,731)	(3,010)	(3,683)	(5,908)
Net loss	(4,450)	(2,888)	(3,870)	(6,040)
Net income attributable to partners	10,482	12,200	17,543	19,056
Limited partners’ interest in net income	10,272	11,956	17,192	18,482
Net income per limited partner unit –
basic and diluted:
Common units	0.18	0.21	0.30	0.32
Subordinated units	0.18	0.21	0.30	0.32

(a) Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
(b) Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.
The following table presents our previously reported quarterly financial data retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business (in thousands):

	Valero Energy Partners LP (Previously Reported)	Corpus Christi Terminal Services Business	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Quarter ended March 31, 2015:
Operating income (loss)	$12,969	$(5,669)	$(2,861)	$4,439
Net income (loss)	12,605	(5,669)	(2,861)	4,075

Quarter ended June 30, 2015:
Operating income (loss)	34,996	(7,284)	(2,874)	24,838
Net income (loss)	33,662	(7,284)	(2,874)	23,504

Quarter ended September 30, 2015:
Operating income (loss)	32,867	(7,568)	(3,596)	21,703
Net income (loss)	31,428	(7,568)	(3,596)	20,264

Quarter ended December 31, 2015:
Operating income (loss)	47,671	—	(3,789)	43,882
Net income (loss)	44,667	—	(3,789)	40,878

Quarter ended March 31, 2014:
Operating income (loss)	4,239	(4,956)	(4,014)	(4,731)
Net income (loss)	4,520	(4,956)	(4,014)	(4,450)

Quarter ended June 30, 2014:
Operating income (loss)	6,035	(5,114)	(3,931)	(3,010)
Net income (loss)	6,157	(5,114)	(3,931)	(2,888)

Quarter ended September 30, 2014:
Operating income (loss)	5,845	(5,313)	(4,215)	(3,683)
Net income (loss)	5,658	(5,313)	(4,215)	(3,870)

Quarter ended December 31, 2014:
Operating income (loss)	3,004	(5,779)	(3,133)	(5,908)
Net income (loss)	2,872	(5,779)	(3,133)	(6,040)